Summary of Significant Accounting Policies - Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Lease term	4 years
Impairment of property and equipment	$ 1,869	$ 0
Computers and telecommunications equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Purchased software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leased Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Lease term	48 months
Leased Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Internal-use software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years